Pension Plans, Postretirement and Other Employee Benefits - Significant Concentrations of Risk (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Investment in Tenneco stock	$ 1	$ 1
Fair Value, Inputs, Level 1
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Investment in Tenneco stock	$ 21	$ 22
Investment in Tenneco stock as a percentage of total plan assets	3.30%	4.00%